Finance Lease Right-of-Use Assets, Net	12 Months Ended
Jun. 30, 2023
Finance Lease Right-of-Use Assets, Net [Abstract]
FINANCE LEASE RIGHT-OF-USE ASSETS, NET

NOTE 10 – FINANCE LEASE RIGHT-OF-USE ASSETS, NET

Finance lease right -of-use assets, net were as follows as of June 30, 2023 and 2022:

	2022	Increase/ (Decrease)	Exchange rate translation	2023
Company vehicles	$1,788,003	$-	$(127,287)	$1,660,716
Less: accumulated amortization	(670,501)	(171,698)	53,359	(788,840)
Right-of-use assets, net	$1,117,502	$(171,698)	$(73,928)	$871,876

The finance lease right-of-use asset is amortized over a 10-year period. The amortization period is 10 years and the discount rate used is 4.9%.